Intangible Assets Including Goodwill (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Future amortization expense, by year
2015	$ 1,068
2016	816
2017	559
2018	349
2019	210
Capitalized Software
Future amortization expense, by year
2015	420
2016	211
2017	65
Acquired Intangibles
Future amortization expense, by year
2015	648
2016	605
2017	494
2018	349
2019	$ 210